Fair Value Measurements - Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of period	$ 5,241
Issuance of Notes Payable Warrants and Convertible Notes Payable Warrants	6,663	$ 4,580
Assumption of Private Placement Warrants upon Merger	34,045
Change in estimated fair value	(7,699)	661
Conversion of Notes Payable Warrants upon Merger	(4,576)
Balance, end of period	42,457	$ 5,241
Conversion option liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of Notes Payable Warrants and Convertible Notes Payable Warrants	$ 8,783